BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS

2.	BASIS OF PREPARATION AND PRESENTATION OF THE FINANCIAL STATEMENTS

The consolidated financial statements as at December 31, 2024 have been prepared using the going concern basis of accounting, and are being presented in accordance with the International Financial Reporting Standards (“IFRS®”) issued by the International Accounting Standards Board (“IASB®”) currently referred to by the IFRS® Foundation as the “IFRS® Accounting Standards” (“IFRS® Accounting Standards”), including the interpretations issued by the IFRS® Interpretations Committee (“IFRIC® Interpretations”) or by its predecessor, the Standing Interpretations Committee (“SIC® Interpretations”) effective as at December 31, 2024, and provide all (and only) relevant information related to the financial statements, which is consistent with the information utilized by Management in the performance of its duties.

The measurement basis used in preparing the financial statements is the historical cost, net realizable value, fair value or recoverable amount.

In preparing the consolidated financial statements, Management uses judgments, estimates and assumptions that affect the application of accounting practices and the reported amounts of assets, liabilities, income and expenses. The relevant estimates and judgments are disclosed in note 4 - Use of estimates and judgments.

The financial statements relating to the fiscal year ended December 31, 2024, were approved by the Board of Directors on February 25, 2025.

2.1 Functional and presentation currency

The functional and presentation currency of the Company’s consolidated financial statements is the Brazilian Real, which is the currency of its main economic operating environment. For presentation purposes, the financial statements are presented in millions of Brazilian Reais (“R$”), unless otherwise indicated, rounded to the nearest million.

Foreign currency transactions are recorded at the exchange rates prevailing as at the dates of the respective transactions. Monetary assets and liabilities denominated in foreign currencies are translated using the rate on the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rates prevailing as at the dates of the respective transactions. Non-monetary assets and liabilities denominated in foreign currencies stated at fair value are translated using the exchange rate on the date on which the fair value was determined. Gains and losses arising from the settlement of transactions in foreign currencies or from the conversion of assets and liabilities denominated in foreign currencies are recognized in the income statement.

The assets and liabilities of subsidiaries located abroad are translated at the foreign exchange rates prevailing on the balance sheet date, while their income statements and cash flow are translated at the average exchange rate for the year, with any changes in equity translated using the historical exchange rate for each transaction. Translation adjustments arising from differences between the average exchange rates and the historical rates are recorded directly in Carrying value adjustments.

During the consolidation process, exchange differences arising from the translation of equity in foreign operations and borrowing and other currency instruments designated as net investment hedges are recognized in Carrying value adjustments, as an equity reserve, and included in Other comprehensive income.

Even when recorded within the acquiring entity, goodwill and fair value adjustments arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity, and are translated at the foreign exchange rate prevailing on the balance sheet date.

2.1.1 Exchange rates

The most significant exchange rates used for the preparation of the Company’s consolidated financial statements are as follow:

			Closing rate			Average rate
Currency	Name	Country	2024	2023	2022	2024	2023	2022

ARS	Argentinian Peso	Argentina	0.0060	0.0060	0.0295	0.0057	0.0170	0.0403
BBD	Barbadian Dollar	Barbados	3.0525	2.3866	2.5721	2.6440	2.4690	2.5458
BOB	Bolivian Peso	Bolivia	0.8897	0.6956	0.7497	0.7706	0.7196	0.7420
CAD	Canadian Dollar	Canada	4.3037	3.6536	3.8540	3.9293	3.7048	3.9807
CLP	Chilean Peso	Chile	0.0062	0.0055	0.0061	0.0057	0.0059	0.0059
GTQ	Quetzal	Guatemala	0.8051	0.6189	0.6623	0.6917	0.6398	0.6649
USD	US Dollar	Panama and Cuba	6.1923	4.8413	5.2177	5.3635	5.0085	5.1644
PYG	Guarani	Paraguay	0.0008	0.0007	0.0007	0.0007	0.0007	0.0007
DOP	Dominican Peso	Dominican Republic	0.1010	0.0831	0.0925	0.0902	0.0892	0.0937
UYU	Uruguayan Peso	Uruguay	0.1405	0.1241	0.1302	0.1327	0.1291	0.1253